Parametric

Emerging Markets Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value
Argentina — 0.6%
Arcos Dorados Holdings, Inc., Class A	14,242	$57,253
Grupo Financiero Galicia S.A., Class B ADR(1)	3,387	21,203
MercadoLibre, Inc.(2)	2,307	2,800,813
Pampa Energia S.A. ADR(1)(2)	2,099	24,768
Transportadora de Gas del Sur S.A. ADR(2)	11,563	55,734
YPF S.A. ADR(1)(2)	11,024	35,497

		$2,995,268

Bahrain — 0.9%
Ahli United Bank BSC	2,768,393	$2,128,711
Al Salam Bank-Bahrain BSC	5,961,324	1,125,505
GFH Financial Group BSC	1,280,190	193,185
Ithmaar Holding BSC(2)	14,771,027	958,353

		$4,405,754

Bangladesh — 0.6%
ACI, Ltd.	33,606	$98,725
Bangladesh Export Import Co., Ltd.	403,338	101,321
Beximco Pharmaceuticals, Ltd.	116,421	160,708
BSRM Steels, Ltd.	159,690	73,450
City Bank, Ltd. (The)	435,051	127,245
Grameenphone, Ltd.	68,061	265,751
Heidelberger Cement Bangladesh, Ltd.(2)	80,232	135,791
Islami Bank Bangladesh, Ltd.	238,618	73,820
Jamuna Oil Co., Ltd.	41,841	81,705
Khulna Power Co., Ltd.	180,134	100,350
Meghna Petroleum, Ltd.	52,773	121,147
Olympic Industries, Ltd.	121,003	257,427
Padma Oil Co., Ltd.	24,924	61,032
Pubali Bank, Ltd.	477,334	135,790
Renata, Ltd.	11,671	161,173
Social Islami Bank, Ltd.	1,236,593	185,296
Square Pharmaceuticals, Ltd.	163,533	381,923
Summit Power, Ltd.	335,705	158,028
Titas Gas Transmission & Distribution Co., Ltd.	278,098	113,209
Unique Hotel & Resorts, Ltd.	434,552	202,361
United Commercial Bank, Ltd.	1,410,221	238,232

		$3,234,484

Botswana — 0.9%
Absa Bank Botswana, Ltd.	644,814	$304,955
Botswana Insurance Holdings, Ltd.	706,169	1,082,557
First National Bank of Botswana, Ltd.	4,710,138	904,493
Letshego Holdings, Ltd.	2,275,836	131,745
Sechaba Breweries Holdings, Ltd.	1,098,655	2,030,710

		$4,454,460

Security	Shares	Value
Brazil — 4.6%
AMBEV S.A.	234,450	$497,669
B2W Cia Digital(2)	21,080	276,416
B3 S.A. - Brasil Bolsa Balcao	39,200	348,759
Banco Bradesco S.A., PFC Shares	160,296	563,192
Banco do Brasil S.A.	22,198	115,285
BB Seguridade Participacoes S.A.	19,700	81,300
BR Malls Participacoes S.A.(2)	60,511	86,053
Bradespar S.A., PFC Shares	15,300	124,630
BRF S.A.(2)	63,340	185,231
CCR S.A.	148,200	288,241
Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	181,470
Cia Brasileira de Distribuicao	11,369	122,746
Cia de Saneamento Basico do Estado de Sao Paulo	20,960	155,247
Cia de Saneamento de Minas Gerais-COPASA	14,400	107,411
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,460	104,317
Cia Energetica de Minas Gerais, PFC Shares	110,937	198,173
Cia Energetica de Sao Paulo, Class B, PFC Shares	22,100	102,759
Cia Hering	68,200	189,103
Cia Paranaense de Energia, PFC Shares	10,700	115,169
Cia Siderurgica Nacional S.A.	39,200	140,323
Cielo S.A.	566,406	332,660
Cogna Educacao	289,536	216,473
Cosan S.A.	16,300	184,619
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	77,900	309,403
EDP-Energias do Brasil S.A.	31,400	93,030
Embraer S.A. ADR(1)(2)	28,248	116,382
Engie Brasil Energia S.A.	16,250	112,969
Equatorial Energia S.A.	51,900	180,268
Ez Tec Empreendimentos e Participacoes S.A.	16,227	99,263
Fleury S.A.	87,400	416,593
Gerdau S.A., PFC Shares	35,500	134,936
Hypera S.A.	151,700	737,621
Iochpe Maxion S.A.	61,000	141,179
Itau Unibanco Holding S.A., PFC Shares	85,520	349,952
Itausa S.A., PFC Shares	92,775	146,973
JBS S.A.	68,325	231,602
Klabin S.A., PFC Shares	168,300	139,029
Localiza Rent a Car S.A.	72,289	764,471
LOG Commercial Properties e Participacoes S.A.	42,577	232,625
Lojas Americanas S.A., PFC Shares	95,341	385,986
Lojas Renner S.A.	55,977	365,346
Magazine Luiza S.A.	40,000	171,699
Marfrig Global Foods S.A.(2)	38,855	93,245
MRV Engenharia e Participacoes S.A.	45,900	134,789
Multiplan Empreendimentos Imobiliarios S.A.	58,900	194,727
Natura & Co. Holding S.A.	34,100	273,967
Notre Dame Intermedica Participacoes S.A.	133,000	1,524,020
Odontoprev S.A.	182,600	401,291
Pagseguro Digital, Ltd., Class A(1)(2)	44,800	1,640,128
Petroleo Brasileiro S.A., PFC Shares	673,800	2,224,100
Qualicorp Consultoria e Corretora de Seguros S.A.	110,200	611,310
Rumo S.A.(2)	133,419	426,442
StoneCo, Ltd., Class A(2)	23,400	1,229,436

Security	Shares	Value
Suzano S.A.(2)	18,720	$163,288
Telefonica Brasil S.A., PFC Shares	65,500	485,604
TIM S.A.	177,350	366,263
Totvs S.A.	261,970	1,232,703
Transmissora Alianca de Energia Electrica S.A.	24,900	122,158
Ultrapar Participacoes S.A.	119,668	341,614
Vale S.A.	113,847	1,201,376
Weg S.A.	72,452	957,491
YDUQS Participacoes S.A.	24,300	97,065

		$23,567,590

Bulgaria — 0.2%
CB First Investment Bank AD(2)	235,000	$271,049
Chimimport AD	329,922	171,021
MonBat AD(2)	60,235	129,114
Petrol AD(2)	25,625	4,272
Sopharma AD	254,600	466,864

		$1,042,320

Chile — 2.5%
Aguas Andinas S.A., Series A	775,676	$201,661
Banco de Chile	8,000,843	619,125
Banco de Credito e Inversiones S.A.	12,096	378,688
Banco Santander Chile	12,093,045	423,288
CAP S.A.	17,326	143,146
Cencosud S.A.	541,052	753,371
Cia Cervecerias Unidas S.A.	62,053	344,865
Cia Sud Americana de Vapores S.A.(2)	10,656,196	310,402
Colbun S.A.	1,658,799	250,558
Embotelladora Andina S.A., Class B, PFC Shares	111,888	233,329
Empresa Nacional de Telecomunicaciones S.A.	112,883	637,605
Empresas CMPC S.A.	300,161	624,596
Empresas COPEC S.A.	244,294	1,862,733
Enel Americas S.A.	5,270,231	699,192
Enel Chile S.A.	5,108,064	343,684
Engie Energia Chile S.A.	113,637	119,800
Falabella S.A.	535,884	1,471,171
Forus S.A.	87,698	106,130
Itau CorpBanca Chile S.A.	27,712,286	73,146
Parque Arauco S.A.	541,699	695,679
Ripley Corp. S.A.	721,671	177,437
Sociedad Matriz SAAM S.A.	5,008,549	325,042
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	32,486	1,188,547
Sonda S.A.	609,436	386,953
Vina Concha y Toro S.A.	194,743	310,853

		$12,681,001

China — 19.9%
3SBio, Inc.(1)(2)(3)	508,000	$473,810
AAC Technologies Holdings, Inc.(1)	69,500	365,318
AECC Aviation Power Co., Ltd.	40,221	219,832
Agile Group Holdings, Ltd.	254,000	348,529
Aier Eye Hospital Group Co., Ltd., Class A	51,114	476,122
Air China, Ltd., Class H	628,000	406,264
Aisino Corp.	38,800	90,143

Security	Shares	Value
Alibaba Group Holding, Ltd. ADR(2)	15,200	$4,631,288
Aluminum Corp. of China, Ltd., Class H(2)	1,672,000	365,200
Angang Steel Co., Ltd., Class H(1)	1,258,400	369,493
Anhui Conch Cement Co., Ltd., Class H	172,500	1,079,072
ANTA Sports Products, Ltd.	26,000	288,630
Baidu, Inc. ADR(2)	6,432	855,778
Bank of Beijing Co., Ltd.	182,760	127,514
Bank of China, Ltd., Class H	896,000	283,012
Bank of Ningbo Co., Ltd., Class A	33,500	170,215
BeiGene, Ltd. ADR(2)	2,200	652,344
Beijing Capital International Airport Co., Ltd., Class H	436,000	266,400
Beijing Enterprises Holdings, Ltd.	75,000	225,956
Beijing Enterprises Water Group, Ltd.	648,000	246,498
Beijing Originwater Technology Co., Ltd., Class A	127,500	148,022
Beijing Tongrentang Co., Ltd.	22,000	88,549
BOE Technology Group Co., Ltd., Class A	341,100	241,607
Brilliance China Automotive Holdings, Ltd.	326,000	281,407
BYD Co., Ltd., Class H(1)	26,654	538,805
BYD Electronic (International) Co., Ltd.(1)	139,500	601,181
CGN Power Co., Ltd., Class H(3)	1,525,000	327,072
Changchun High & New Technology Industry Group, Inc., Class A	6,200	347,423
Changjiang Securities Co., Ltd., Class A	112,200	126,430
Chengdu Xingrong Environment Co., Ltd., Class A	243,600	181,249
China Biologic Products Holdings, Inc.(1)(2)	7,800	906,438
China Bluechemical, Ltd., Class H	1,270,000	180,639
China Coal Energy Co., Ltd., Class H	772,000	188,578
China Communications Construction Co., Ltd., Class H	509,000	266,523
China Communications Services Corp., Ltd., Class H	658,000	383,388
China Construction Bank Corp., Class H	815,630	562,061
China Dongxiang Group Co., Ltd.(1)	1,842,624	228,334
China Everbright Environment Group, Ltd.	373,925	188,651
China Evergrande Group(1)	272,000	542,427
China Fortune Land Development Co., Ltd.	68,027	143,363
China Gas Holdings, Ltd.	234,600	720,937
China International Marine Containers Co., Ltd.	579,206	787,174
China Jinmao Holdings Group, Ltd.	364,000	184,421
China Life Insurance Co., Ltd., Class H	92,000	200,737
China Longyuan Power Group Corp., Ltd., Class H	476,000	326,255
China Mengniu Dairy Co., Ltd.	268,000	1,263,436
China Merchants Bank Co., Ltd., Class H	58,524	304,848
China Merchants Port Holdings Co., Ltd.	318,035	338,063
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	157,186
China Mobile, Ltd.	114,500	700,344
China Molybdenum Co., Ltd., Class H	915,000	333,012
China National Building Material Co., Ltd., Class H	858,000	987,611
China National Nuclear Power Co., Ltd.	210,800	139,712
China Northern Rare Earth Group High-Tech Co., Ltd.(2)	117,100	176,749
China Oilfield Services, Ltd., Class H	368,000	222,228
China Overseas Land & Investment, Ltd.	314,160	789,104
China Petroleum & Chemical Corp., Class H	3,837,741	1,498,526
China Railway Construction Corp., Ltd., Class H	436,500	295,688
China Railway Group, Ltd., Class H	1,053,000	484,710
China Resources Beer Holdings Co., Ltd.	172,000	1,067,187
China Resources Gas Group, Ltd.	124,000	538,806

Security	Shares	Value
China Resources Land, Ltd.	196,000	$801,574
China Resources Medical Holdings Co., Ltd.(1)	355,000	211,338
China Resources Power Holdings Co., Ltd.	267,600	278,523
China Shenhua Energy Co., Ltd., Class H	632,000	1,095,029
China Shineway Pharmaceutical Group, Ltd.	381,000	239,807
China Shipbuilding Industry Co., Ltd.(2)	185,800	115,574
China Southern Airlines Co., Ltd., Class H(1)(2)	564,000	295,414
China State Construction Engineering Corp., Ltd.	156,440	119,591
China Telecom Corp., Ltd., Class H	620,000	194,624
China Tourism Group Duty Free Corp., Ltd.	6,700	199,733
China Travel International Investment Hong Kong, Ltd.(2)	1,372,855	175,690
China United Network Communications, Ltd., Class A	248,279	177,167
China Vanke Co., Ltd., Class H	227,977	707,632
China Yangtze Power Co., Ltd.	162,200	460,147
Chongqing Changan Automobile Co., Ltd., Class A(2)	98,800	244,496
CIFI Holdings Group Co., Ltd.	374,000	259,100
CITIC, Ltd.	458,000	327,442
CNOOC, Ltd.	2,148,052	1,965,372
COSCO SHIPPING Development Co., Ltd., Class H	2,095,000	233,003
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	624,000	246,146
COSCO SHIPPING Holdings Co., Ltd., Class H(2)	1,078,975	690,420
COSCO SHIPPING Ports, Ltd.	516,000	302,212
Country Garden Holdings Co., Ltd.	533,880	659,801
Country Garden Services Holdings Co., Ltd.	155,589	979,853
CSPC Pharmaceutical Group, Ltd.	1,397,760	1,484,316
Daqin Railway Co., Ltd.	104,300	99,898
Datang International Power Generation Co., Ltd., Class H	1,858,000	235,119
Dong-E-E-Jiao Co., Ltd., Class A	16,200	92,737
Dongfeng Motor Group Co., Ltd., Class H	264,000	185,968
East Money Information Co., Ltd., Class A	70,358	246,495
Focus Media Information Technology Co., Ltd., Class A	196,344	274,596
Ganfeng Lithium Co., Ltd., Class A	51,150	466,693
GDS Holdings, Ltd. ADR(2)	9,300	781,572
Gemdale Corp.	80,700	161,208
Golden Eagle Retail Group, Ltd.	396,941	363,784
Great Wall Motor Co., Ltd., Class H(1)	50,000	80,954
Gree Electric Appliances, Inc. of Zhuhai, Class A	46,500	407,666
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	158,300	179,189
Guangdong Investment, Ltd.	406,000	602,142
Guangzhou Automobile Group Co., Ltd., Class H	355,218	365,194
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	220,000	523,058
Guangzhou R&F Properties Co., Ltd., Class H	178,000	226,359
Haier Electronics Group Co., Ltd.	99,721	380,159
Haier Smart Home Co., Ltd.	66,800	248,558
Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	140,886
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	41,700	280,303
Hengan International Group Co., Ltd.	110,000	767,311
Hengtong Optic-electric Co., Ltd.	38,780	85,001
Hesteel Co., Ltd., Class A(2)	506,400	155,987
Huadian Power International Corp., Ltd., Class H(1)	460,000	114,137
Huadong Medicine Co., Ltd., Class A	56,653	236,510
Huaneng Power International, Inc., Class H	670,000	250,291
Huayu Automotive Systems Co., Ltd.	53,308	247,982
Hubei Energy Group Co., Ltd., Class A	277,714	164,420

Security	Shares	Value
Huishan Dairy(1)(4)	1,800,000	$0
Hundsun Technologies, Inc.	17,303	241,069
Iflytek Co., Ltd., Class A	34,550	196,786
Industrial & Commercial Bank of China, Ltd., Class H	845,000	479,845
Industrial Bank Co., Ltd.	97,902	260,455
Inner Mongolia BaoTou Steel Union Co., Ltd.(2)	707,000	120,442
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	316,145
Innovent Biologics, Inc.(2)(3)	72,500	537,587
JD.com, Inc. ADR(2)	8,606	701,561
Jiangsu Expressway Co., Ltd., Class H	214,000	214,188
Jiangsu Hengrui Medicine Co., Ltd.	32,301	429,620
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	367,182
Jiangxi Copper Co., Ltd., Class H	429,000	512,307
Jinke Properties Group Co., Ltd., Class A	130,499	151,431
Jinyu Bio-Technology Co., Ltd.	43,862	155,344
Jizhong Energy Resources Co., Ltd., Class A	231,400	122,596
Kingboard Holdings., Ltd.	256,100	867,423
Kingdee International Software Group Co., Ltd.	246,000	649,503
Kingsoft Corp, Ltd.	105,000	564,820
Kunlun Energy Co., Ltd.	668,000	432,466
Kweichow Moutai Co., Ltd.	2,900	724,556
KWG Group Holdings, Ltd.	156,000	206,870
KWG Living Group Holdings, Ltd.(2)	78,000	61,173
Lee & Man Paper Manufacturing, Ltd.	584,000	442,586
Lenovo Group, Ltd.	640,000	401,839
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	153,440
Li Ning Co., Ltd.	75,708	394,586
Longfor Group Holdings, Ltd.(3)	128,000	701,326
LONGi Green Energy Technology Co., Ltd.	60,242	684,948
Luxshare Precision Industry Co., Ltd., Class A	71,034	581,835
Luye Pharma Group, Ltd.(1)(3)	496,500	288,130
Maanshan Iron & Steel Co., Ltd., Class H	1,498,000	346,201
NARI Technology Co., Ltd.	48,600	151,029
NetEase, Inc. ADR	7,110	617,077
New Oriental Education & Technology Group, Inc. ADR(2)	2,300	368,874
Nine Dragons Paper Holdings, Ltd.	615,000	820,307
Oceanwide Holdings Co., Ltd., Class A	204,000	125,517
Offshore Oil Engineering Co., Ltd.	217,300	137,601
OFILM Group Co., Ltd., Class A	65,800	152,226
Oriental Pearl Group Co., Ltd., Class A	75,920	104,273
PetroChina Co., Ltd., Class H	3,934,000	1,104,814
Ping An Bank Co., Ltd., Class A	79,188	210,145
Ping An Insurance (Group) Co. of China, Ltd., Class H	62,000	641,060
Pingdingshan Tianan Coal Mining Co., Ltd.	131,900	102,856
Poly Developments and Holdings Group Co., Ltd., Class A	179,100	411,734
Poly Property Group Co., Ltd.	700,000	202,168
Power Construction Corp. of China, Ltd.	187,000	107,478
RiseSun Real Estate Development Co., Ltd., Class A	163,200	171,671
SAIC Motor Corp., Ltd.	55,100	190,752
Sanan Optoelectronics Co., Ltd.	84,900	282,594
SDIC Power Holdings Co., Ltd.	98,000	135,460
Semiconductor Manufacturing International Corp.(1)(2)	429,700	1,267,671
Shandong Gold Mining Co., Ltd.	50,680	181,304
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	456,000	884,361

Security	Shares	Value
Shanghai Electric Group Co., Ltd., Class H(2)	1,792,000	$509,361
Shanghai Industrial Holdings, Ltd.	204,000	272,580
Shanghai Industrial Urban Development Group, Ltd.	40,800	3,804
Shanghai Pudong Development Bank Co., Ltd., Class A	136,500	188,826
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	133,979
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	198,510	137,523
Shenzhen Inovance Technology Co., Ltd., Class A	56,300	541,226
Shenzhen Investment, Ltd.	674,000	205,894
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	104,071
Shimao Group Holdings, Ltd.	118,500	419,764
Siasun Robot & Automation Co., Ltd., Class A(2)	55,000	110,092
Sichuan Chuantou Energy Co., Ltd.	88,600	133,328
Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	364,515
SINA Corp.(1)(2)	5,700	244,245
Sino Biopharmaceutical, Ltd.	1,411,500	1,429,841
Sino-Ocean Group Holding, Ltd.	659,000	126,046
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	1,963,000	362,784
Sinopharm Group Co., Ltd., Class H	302,000	693,828
Sun Art Retail Group, Ltd.	517,503	560,684
Sunac China Holdings, Ltd.	188,000	696,756
Suning.com Co., Ltd, Class A	69,200	100,401
Sunny Optical Technology Group Co., Ltd.	65,500	1,087,504
TCL Technology Group Corp., Class A	373,200	337,346
Tencent Holdings, Ltd.	89,939	6,871,844
Tianqi Lithium Corp., Class A(2)	58,305	173,076
Tingyi (Cayman Islands) Holding Corp.	484,000	885,682
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	137,652
Trip.com Group, Ltd. ADR(2)	9,254	266,145
Tsingtao Brewery Co., Ltd., Class H	77,566	642,725
Wanhua Chemical Group Co., Ltd.	19,665	231,179
Want Want China Holdings, Ltd.	1,157,920	766,814
Weichai Power Co., Ltd., Class H	244,742	464,100
Weimob, Inc.(1)(2)(3)	312,000	401,584
Wens Foodstuffs Group Co., Ltd., Class A	51,000	144,690
West China Cement, Ltd.	1,502,000	223,231
WH Group, Ltd.(3)	834,000	656,880
Wuliangye Yibin Co., Ltd., Class A	18,600	680,060
Wuxi Biologics Cayman, Inc.(2)(3)	43,500	1,221,641
Xiaomi Corp., Class B(2)(3)	867,800	2,468,053
Xinhu Zhongbao Co., Ltd.	301,800	144,723
Xinyi Solar Holdings, Ltd.	438,000	800,158
Yang Quan Coal Industry Group Co., Ltd.	189,300	133,681
Yangzijiang Shipbuilding Holdings, Ltd.	326,900	220,085
Yanzhou Coal Mining Co., Ltd., Class H	306,000	222,706
Yonghui Superstores Co., Ltd.	124,700	145,666
Yuan Longping High-tech Agriculture Co., Ltd., Class A(2)	65,900	165,162
Yuexiu Property Co., Ltd.	1,130,000	219,391
Yunnan Baiyao Group Co., Ltd., Class A	21,200	326,661
Zhaojin Mining Industry Co., Ltd., Class H	372,500	482,223
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	235,464
Zhejiang Expressway Co., Ltd., Class H	422,000	288,092
Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	208,420
Zhongjin Gold Corp., Ltd.	115,900	161,922
Zhongtian Financial Group Co., Ltd., Class A(2)	315,000	143,501

Security	Shares	Value
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	$275,615
Zijin Mining Group Co., Ltd., Class H	1,692,000	1,233,490
ZTE Corp., Class H	323,103	714,398
ZTO Express Cayman, Inc. ADR	6,900	199,962

		$102,758,786

Colombia — 1.2%
Avianca Holdings S.A., PFC Shares	261,297	$10,701
Bancolombia S.A.	45,523	288,169
Bancolombia S.A. ADR, PFC Shares	18,855	480,614
Celsia S.A. ESP	342,309	371,995
Cementos Argos S.A.	415,090	488,518
Corporacion Financiera Colombiana S.A.(2)	22,106	148,502
Ecopetrol S.A.	2,605,635	1,205,755
Grupo Argos S.A.	264,300	725,223
Grupo Aval Acciones y Valores S.A., PFC Shares	673,418	154,855
Grupo de Inversiones Suramericana S.A.	41,891	217,554
Grupo de Inversiones Suramericana S.A., PFC Shares	38,415	165,854
Grupo Nutresa S.A.	144,947	799,196
Interconexion Electrica S.A.	177,628	957,360

		$6,014,296

Croatia — 0.6%
Adris Grupa DD, PFC Shares(2)	11,211	$616,271
Atlantic Grupa DD	832	156,116
Ericsson Nikola Tesla DD(2)	1,039	225,427
Hrvatski Telekom DD	20,750	548,961
Koncar-Elektroindustrija DD(2)	1,251	112,696
Podravka Prehrambena Ind DD	7,094	494,346
Valamar Riviera DD(2)	233,109	825,871
Zagrebacka Banka DD(2)	26,410	202,809

		$3,182,497

Czech Republic — 0.6%
CEZ AS	96,721	$1,830,596
Komercni Banka AS(2)	44,080	895,095
O2 Czech Republic AS	8,600	80,777
Philip Morris CR AS	648	376,057

		$3,182,525

Egypt — 0.6%
Cleopatra Hospital(2)	330,000	$99,137
Commercial International Bank Egypt SAE	225,145	880,053
Eastern Co. SAE	594,265	450,157
Egypt Kuwait Holding Co. SAE	465,000	483,000
Egyptian Financial Group-Hermes Holding Co.(2)	120,844	96,277
ElSewedy Electric Co.	376,762	176,544
Ibnsina Pharma SAE	257,560	97,986
Medinet Nasr Housing	500,000	115,897
Oriental Weavers	271,447	108,688
Palm Hills Developments SAE(2)	1,209,774	101,673
Six of October Development & Investment Co.	134,471	102,395
Talaat Moustafa Group	316,254	124,345
Telecom Egypt Co.	267,772	202,008

		$3,038,160

Security	Shares	Value
Estonia — 0.5%
AS Merko Ehitus(2)	8,852	$91,922
AS Tallink Grupp(2)	1,844,311	1,328,558
AS Tallinna Kaubamaja Grupp	66,001	643,356
AS Tallinna Vesi	32,785	481,161

		$2,544,997

Ghana — 0.3%
CalBank PLC	1,765,286	$202,174
Ghana Commercial Bank, Ltd.	1,434,648	947,554
Standard Chartered Bank of Ghana, Ltd.	244,300	636,012

		$1,785,740

Greece — 1.1%
Aegean Airlines S.A.(2)	27,897	$86,393
Alpha Bank AE(2)	252,670	128,578
Athens Water Supply & Sewage Co. S.A.	12,891	99,938
Costamare, Inc.	43,219	245,916
Eurobank Ergasias Services and Holdings S.A.(2)	501,026	167,548
FF Group(2)(4)	46,335	0
GEK Terna Holding Real Estate Construction S.A.(2)	35,563	240,582
Hellenic Exchanges - Athens Stock Exchange S.A.	33,015	98,327
Hellenic Petroleum S.A.	46,772	229,409
Hellenic Telecommunications Organization S.A.	62,260	825,674
Holding Co. ADMIE IPTO S.A.	26,908	66,541
JUMBO S.A.	35,549	498,267
Motor Oil (Hellas) Corinth Refineries S.A.	42,328	395,758
Mytilineos S.A.	74,126	813,291
National Bank of Greece S.A.(2)	180,048	189,615
OPAP S.A.	65,464	529,609
Public Power Corp. S.A.(2)	36,629	205,706
Terna Energy S.A.	13,774	183,358
Titan Cement International S.A.(2)	47,412	592,296
Tsakos Energy Navigation, Ltd.	16,120	125,252

		$5,722,058

Hungary — 0.6%
Magyar Telekom Telecommunications PLC	301,240	$332,016
MOL Hungarian Oil & Gas PLC(2)	155,602	755,591
OTP Bank Nyrt.(2)	32,406	1,010,891
Richter Gedeon Nyrt.	45,522	929,443

		$3,027,941

India — 4.9%
ABB India, Ltd.	13,896	$166,525
ACC, Ltd.	8,974	199,618
Adani Enterprises, Ltd.	48,474	220,125
Adani Ports and Special Economic Zone, Ltd.	49,081	236,850
Adani Power, Ltd.(2)	210,593	101,480
Alkem Laboratories, Ltd.	4,518	159,930
Apollo Hospitals Enterprise, Ltd.	9,012	257,988
Asian Paints, Ltd.	10,700	318,931
Aurobindo Pharma, Ltd.	32,424	338,275
Axis Bank, Ltd.(2)	52,472	346,758

Security	Shares	Value
Bajaj Auto, Ltd.	4,334	$168,565
Bharat Forge, Ltd.	28,189	171,082
Bharat Heavy Electricals, Ltd.	277,624	105,233
Bharat Petroleum Corp., Ltd.	30,291	144,541
Bharti Airtel, Ltd.	117,185	683,605
Bharti Infratel, Ltd.	59,046	147,742
Biocon, Ltd.(2)	54,499	297,382
Cadila Healthcare, Ltd.	32,897	185,523
Cipla, Ltd.	38,493	392,449
Coal India, Ltd.	73,904	114,210
Coforge, Ltd.	4,821	143,410
Container Corp. of India, Ltd.	33,600	177,282
Crompton Greaves Consumer Electricals, Ltd.(2)	52,625	211,803
Cummins India, Ltd.	27,400	160,179
Dabur India, Ltd.	29,492	203,623
Divi’s Laboratories, Ltd.	9,150	387,998
DLF, Ltd.	36,243	77,624
Dr. Reddy’s Laboratories, Ltd.	10,850	714,323
Eicher Motors, Ltd.	11,460	322,425
GAIL (India), Ltd.	104,139	119,142
GlaxoSmithKline Pharmaceuticals, Ltd.	7,462	147,752
Glenmark Pharmaceuticals, Ltd.	21,554	138,269
GMR Infrastructure, Ltd.(2)	292,550	92,254
Godrej Consumer Products, Ltd.	20,875	187,571
Grasim Industries, Ltd.	12,543	131,897
Gujarat State Petronet, Ltd.	48,082	125,704
Havells India, Ltd.	22,099	217,303
HCL Technologies, Ltd.	50,650	578,192
HDFC Bank, Ltd.(2)	40,118	640,059
Hemisphere Properties India, Ltd.(2)	104,859	95,934
Hero MotoCorp, Ltd.	5,743	217,064
Hindalco Industries, Ltd.	84,036	194,414
Hindustan Unilever, Ltd.	17,701	495,810
Housing Development Finance Corp., Ltd.	16,467	426,641
ICICI Bank, Ltd.(2)	64,117	338,031
Indian Hotels Co., Ltd. (The)	116,232	149,468
Indian Oil Corp., Ltd.	99,120	105,977
Infosys, Ltd.	172,058	2,464,634
Ipca Laboratories, Ltd.	6,586	207,448
ITC, Ltd.	76,886	171,975
JSW Steel, Ltd.	41,470	172,742
Kotak Mahindra Bank, Ltd.(2)	8,924	185,942
Larsen & Toubro, Ltd.	46,480	583,170
Lupin, Ltd.	28,226	345,660
Mahindra & Mahindra, Ltd.	37,002	296,597
Maruti Suzuki India, Ltd.	5,154	482,196
Mindtree, Ltd.	9,632	173,294
Nestle India, Ltd.	1,119	258,812
NTPC, Ltd.	271,426	323,465
Oberoi Realty, Ltd.(2)	15,254	91,105
Oil & Natural Gas Corp., Ltd.	123,509	107,967
Piramal Enterprises, Ltd.	9,852	167,304
Power Grid Corporation of India, Ltd.	150,500	349,223

Security	Shares	Value
Reliance Industries, Ltd.	74,874	$2,085,816
Siemens, Ltd.	11,281	192,848
Sun Pharmaceutical Industries, Ltd.	88,876	558,583
Sun TV Network, Ltd.	26,788	153,024
Tata Consultancy Services, Ltd.	49,026	1,766,057
Tata Consumer Products, Ltd.	18,584	123,772
Tata Motors, Ltd.(2)	78,747	140,619
Tata Power Co., Ltd. (The)	213,699	150,505
Tata Steel, Ltd.	17,980	99,426
Tech Mahindra, Ltd.	28,861	316,969
Titan Co., Ltd.	16,302	256,976
Torrent Pharmaceuticals, Ltd.	4,744	163,954
UltraTech Cement, Ltd.	2,833	173,842
UPL, Ltd.	24,538	149,837
Vedanta, Ltd.	95,067	123,229
Vodafone Idea, Ltd.(2)	759,569	90,091
Voltas, Ltd.	20,000	190,804
Wipro, Ltd.	99,036	454,578
WNS Holdings, Ltd. ADR(2)	3,000	172,920
Zee Entertainment Enterprises, Ltd.	44,401	112,155

		$25,414,500

Indonesia — 2.5%
Ace Hardware Indonesia Tbk PT	1,088,200	$116,041
Adaro Energy Tbk PT	4,096,500	310,529
AKR Corporindo Tbk PT	470,000	85,000
Aneka Tambang Tbk	3,444,200	244,965
Astra Argo Lestari Tbk PT	159,300	116,418
Astra International Tbk PT	4,856,100	1,773,316
Bank Central Asia Tbk PT	718,500	1,413,761
Bank Mandiri Persero Tbk PT	1,376,500	536,189
Bank Negara Indonesia Persero Tbk PT	551,900	175,586
Bank Rakyat Indonesia Persero Tbk PT	3,619,600	819,376
Bintang Oto Global Tbk PT(2)	1,572,600	147,683
Bukit Asam Tbk PT	1,334,900	174,904
Bumi Serpong Damai Tbk PT(2)	3,215,100	191,364
Charoen Pokphand Indonesia Tbk PT	994,200	391,665
Erajaya Swasembada Tbk PT(2)	981,500	115,547
Gudang Garam Tbk PT(2)	89,300	248,700
Hanson International Tbk PT(2)(4)	23,744,500	0
Indocement Tunggal Prakarsa Tbk PT	529,800	437,490
Indofood Sukses Makmur Tbk PT	672,300	318,474
Jasa Marga (Persero) Tbk PT	780,500	188,102
Kalbe Farma Tbk PT	4,445,600	461,236
Lippo Karawaci Tbk PT(2)	19,017,880	172,517
Medco Energi Internasional Tbk PT(2)	3,858,120	99,024
Media Nusantara Citra Tbk PT(2)	1,995,400	111,301
Mitra Adiperkasa Tbk PT(2)	2,749,100	121,092
Mitra Keluarga Karyasehat Tbk PT	1,185,700	212,122
Perusahaan Gas Negara Tbk PT	1,221,100	87,642
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	78,272
PP Persero Tbk PT	1,377,389	84,188
Semen Indonesia Persero Tbk PT	845,500	547,725
Sigmagold Inti Perkasa Tbk PT(2)(4)	17,097,000	0

Security	Shares	Value
Telekomunikasi Indonesia Persero Tbk PT	7,058,800	$1,249,830
Tower Bersama Infrastructure Tbk PT	2,018,000	204,113
Unilever Indonesia Tbk PT	596,900	316,767
United Tractors Tbk PT	322,883	461,300
Vale Indonesia Tbk PT(2)	1,547,100	423,149
Waskita Karya Persero Tbk PT	2,474,900	123,237
Wijaya Karya Persero Tbk PT	982,300	79,466
XL Axiata Tbk PT	485,100	66,308

		$12,704,399

Jordan — 0.7%
Al-Eqbal Investment Co. PLC(2)	41,770	$773,627
Arab Bank PLC(2)	288,054	1,642,628
Arab Potash Co. PLC	26,177	698,051
Bank of Jordan(2)	49,990	118,961
Jordan Islamic Bank(2)	30,248	121,149
Jordan Petroleum Refinery	91,820	308,123
Jordanian Electric Power Co.	92,400	147,694

		$3,810,233

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	21,561	$214,644
KAZ Minerals PLC	179,902	1,467,838
Kcell JSC GDR(5)	261,379	1,620,420

		$3,302,902

Kenya — 0.6%
ABSA Bank Kenya PLC	1,104,860	$95,314
ARM Cement, Ltd.(2)(4)	1,653,600	0
British American Tobacco Kenya PLC	35,200	110,474
Co-operative Bank of Kenya, Ltd. (The)	285,821	30,067
East African Breweries, Ltd.	442,080	609,379
Equity Group Holdings PLC(2)	816,800	252,139
KCB Group, Ltd.	709,420	234,768
Kenya Power & Lighting, Ltd.(2)	4,351,554	69,517
Nation Media Group PLC	334,602	50,924
Safaricom PLC	5,726,972	1,634,208
Standard Chartered Bank Kenya, Ltd.	78,446	115,475

		$3,202,265

Kuwait — 1.2%
Agility Public Warehousing Co. KSC	389,573	$844,412
Boubyan Bank KSCP	108,984	211,697
Boubyan Petrochemicals Co. KSCP	146,006	255,956
Burgan Bank SAK	129,020	87,261
Gulf Bank KSCP	196,041	141,659
Kuwait Finance House KSCP	484,484	1,042,976
Kuwait Real Estate Co. KSC(2)	220,214	70,873
Mabanee Co. SAK	198,852	421,275
Mobile Telecommunications Co.	707,004	1,348,646
National Bank of Kuwait SAK	582,312	1,608,971
National Industries Group Holding SAK	522,891	308,637

		$6,342,363

Security	Shares	Value
Lithuania — 0.4%
Apranga PVA(2)	317,588	$574,759
Klaipedos Nafta AB	815,900	301,797
Rokiskio Suris	122,500	377,177
Siauliu Bankas(2)	1,084,702	536,006

		$1,789,739

Malaysia — 2.4%
Aeon Co. (M) Bhd	440,600	$73,261
Axiata Group Bhd	194,650	137,258
Berjaya Sports Toto Bhd	274,265	124,834
CIMB Group Holdings Bhd	172,700	122,570
Dialog Group Bhd	1,024,731	912,656
Digi.com Bhd	173,244	157,173
Gamuda Bhd	308,500	247,252
Genting Bhd	522,600	372,541
Genting Malaysia Bhd	654,000	314,882
Globetronics Technology Bhd	582,200	399,890
Hartalega Holdings Bhd	212,408	921,391
Hong Leong Bank Bhd	26,900	95,889
IGB Real Estate Investment Trust	192,600	77,403
IHH Healthcare Bhd	476,500	570,316
IJM Corp. Bhd	657,480	212,000
Inari Amertron Bhd	1,026,300	628,128
IOI Corp. Bhd	71,207	73,737
IOI Properties Group Bhd	266,058	55,108
KLCCP Stapled Group	42,600	77,891
Kossan Rubber Industries	210,000	379,439
Kuala Lumpur Kepong Bhd	14,600	74,474
Magnum Bhd	315,867	152,059
Malayan Banking Bhd	162,887	274,241
Malaysia Airports Holdings Bhd	141,100	142,048
Maxis Bhd	126,200	145,767
MISC Bhd	121,500	192,734
MMC Corp. Bhd	750,200	130,268
My EG Services Bhd	1,480,850	489,970
Nestle Malaysia Bhd	2,600	87,179
Petronas Chemicals Group Bhd	242,400	341,547
Petronas Dagangan Bhd	79,300	328,801
Petronas Gas Bhd	39,500	149,845
PPB Group Bhd	30,500	138,071
Press Metal Aluminium Holdings Bhd	262,420	347,067
Public Bank Bhd	75,638	274,432
RHB Bank Bhd	101,700	103,506
Silverlake Axis, Ltd.	627,992	115,460
Sime Darby Bhd	467,939	271,422
Sime Darby Plantation Bhd	81,539	94,963
Sunway Bhd	339,006	109,405
Supermax Corp. Bhd(2)	208,800	476,594
Telekom Malaysia Bhd	111,400	112,292
Tenaga Nasional Bhd	51,238	117,611
Top Glove Corp. Bhd	567,100	1,169,656
VS Industry Bhd	676,700	381,582
YTL Corp. Bhd(2)	404,791	70,680

		$12,245,293

Security	Shares	Value
Mauritius — 0.6%
Alteo, Ltd.	436,204	$166,896
CIEL, Ltd.	1,801,109	127,402
MCB Group, Ltd.	218,002	1,114,325
Phoenix Beverages, Ltd.	24,345	345,984
Rogers & Co., Ltd.	898,291	440,556
SBM Holdings, Ltd.	3,300,968	255,961
Sun, Ltd., Class A(2)	516,880	181,571
Terra Mauricia, Ltd.	432,330	180,064
United Basalt Products, Ltd.	107,345	304,172

		$3,116,931

Mexico — 4.8%
Alfa SAB de CV, Series A	1,042,472	$696,898
Alsea SAB de CV(2)	258,700	224,898
America Movil SAB de CV, Series L	4,914,605	2,986,553
Arca Continental SAB de CV	105,680	460,854
Bolsa Mexicana de Valores SAB de CV	78,775	160,361
Cemex SAB de CV, Series CPO	2,620,539	1,082,239
Coca-Cola Femsa SAB de CV, Series L(1)	110,200	419,416
Corp. Inmobiliaria Vesta SAB de CV	182,300	294,530
El Puerto de Liverpool SAB de CV(1)	104,980	282,946
Fibra Uno Administracion S.A. de CV	2,779,290	2,113,474
Fomento Economico Mexicano SAB de CV, Series UBD	308,156	1,657,765
Genomma Lab Internacional SAB de CV(2)	305,200	272,229
Gruma SAB de CV, Class B	30,000	320,190
Grupo Aeroportuario del Centro Norte SAB de CV(2)	109,100	492,741
Grupo Aeroportuario del Pacifico SAB de CV, Class B	126,787	1,055,587
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	74,315	862,147
Grupo Bimbo SAB de CV, Series A	308,245	595,811
Grupo Carso SAB de CV, Series A1(2)	412,100	765,274
Grupo Elektra SAB de CV(1)	8,348	474,744
Grupo Financiero Banorte SAB de CV, Class O(2)	293,700	1,309,857
Grupo Financiero Inbursa SAB de CV, Class O(2)	238,800	176,976
Grupo Mexico SAB de CV, Series B	609,879	1,738,938
Grupo Televisa SAB ADR(2)	77,600	493,536
Grupo Televisa SAB, Series CPO(2)	124,100	157,966
Industrias Penoles SAB de CV	28,480	454,896
Infraestructura Energetica Nova SAB de CV(1)(2)	206,600	690,761
Kimberly-Clark de Mexico SAB de CV, Class A	256,500	383,090
Macquarie Mexico Real Estate Management S.A. de CV(3)	240,600	276,994
Orbia Advance Corp., SAB de CV	239,899	426,268
PLA Administradora Industrial S de RL de CV	127,200	175,105
Promotora y Operadora de Infraestructura SAB de CV	80,200	529,146
Telesites SAB de CV(2)	236,668	218,353
Ternium S.A. ADR(2)	12,900	258,258
Vista Oil & Gas SAB de CV ADR(2)	48,000	95,520
Wal-Mart de Mexico SAB de CV, Series V	792,480	1,918,854

		$24,523,175

Morocco — 0.7%
Attijariwafa Bank(2)	10,987	$450,704
Bank of Africa	11,878	176,729
Banque Centrale Populaire	7,451	193,456
Cosumar	21,982	486,663

Security	Shares	Value
Label Vie	499	$159,735
LafargeHolcim Maroc S.A.	3,640	582,198
Lesieur Cristal	4,686	82,470
Maroc Telecom	47,538	730,431
Societe d’Exploitation des Ports	15,140	310,246
TAQA Morocco S.A.	1,372	137,676
TOTAL Maroc S.A.	912	90,070

		$3,400,378

Nigeria — 0.7%
Access Bank PLC(4)	9,080,193	$156,145
Dangote Cement PLC(4)	2,401,432	832,741
FBN Holdings PLC(4)	8,190,197	114,985
Flour Mills of Nigeria PLC(4)	3,215,556	191,508
Guaranty Trust Bank PLC(4)	8,113,125	572,447
Lafarge Africa PLC(4)	3,378,540	137,028
Nestle Nigeria PLC(4)	141,303	437,283
Nigerian Breweries PLC(4)	2,570,740	293,792
SEPLAT Petroleum Development Co. PLC(3)	528,379	395,470
Stanbic IBTC Holdings PLC(4)	1,298,604	131,502
Transnational Corp. of Nigeria PLC(4)	44,100,342	68,186
United Bank for Africa PLC(4)	10,544,352	176,369
Zenith Bank PLC(4)	7,051,959	338,530

		$3,845,986

Oman — 0.6%
Bank Dhofar SAOG	238,170	$62,470
Bank Muscat SAOG	809,129	757,954
Bank Nizwa SAOG(2)	427,781	109,995
HSBC Bank Oman SAOG	391,338	91,499
National Bank of Oman SAOG	297,921	120,782
Oman Cables Industry SAOG	64,900	70,150
Oman Cement Co. SAOG	304,694	179,969
Oman Flour Mills Co. SAOG	90,796	179,066
Oman Telecommunications Co. SAOG	375,888	596,192
Omani Qatari Telecommunications Co. SAOG	310,885	316,718
Ominvest	103,161	88,955
Renaissance Services SAOG	249,496	217,489
Sembcorp Salalah Power & Water Co.	1,120,000	328,855
Sohar International Bank SAOG	649,633	156,573

		$3,276,667

Pakistan — 0.6%
Bank Alfalah, Ltd.	369,958	$75,918
Engro Corp., Ltd.	90,410	171,234
Engro Fertilizers, Ltd.	158,054	63,654
Fauji Fertilizer Co., Ltd.	220,485	145,958
Habib Bank, Ltd.	269,518	218,310
Hub Power Co., Ltd. (The)(2)	765,774	391,953
Lucky Cement, Ltd.	72,151	303,190
Mari Petroleum Co., Ltd.	17,083	134,491
MCB Bank, Ltd.	245,895	253,968
Millat Tractors, Ltd.	46,738	268,933
Nishat Mills, Ltd.	211,771	111,917
Oil & Gas Development Co., Ltd.	382,291	223,911

Security	Shares	Value
Pakistan Oilfields, Ltd.	56,711	$113,642
Pakistan Petroleum, Ltd.	387,571	201,356
Pakistan State Oil Co., Ltd.(2)	144,660	177,739
Searle Co., Ltd. (The)	121,651	184,274
United Bank, Ltd.	219,304	149,039

		$3,189,487

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	33,600	$429,744
Copa Holdings S.A., Class A	14,629	720,917

		$1,150,661

Peru — 1.3%
Cia de Minas Buenaventura SAA ADR	142,150	$1,744,180
Credicorp, Ltd.	13,700	1,571,116
Ferreycorp SAA	779,746	377,418
Southern Copper Corp.	53,376	2,793,700
Volcan Cia Minera SAA, Class B(2)	1,290,875	134,247

		$6,620,661

Philippines — 2.5%
Aboitiz Equity Ventures, Inc.	397,000	$365,353
Aboitiz Power Corp.	730,800	407,778
Alliance Global Group, Inc.(2)	1,330,700	218,045
Ayala Corp.	41,735	657,785
Ayala Land, Inc.	817,831	556,751
Ayala Land, Inc., PFC Shares(4)	3,951,800	0
Bank of the Philippine Islands	244,530	370,869
BDO Unibank, Inc.	184,394	337,656
Bloomberry Resorts Corp.	2,210,600	323,270
Cosco Capital, Inc.	2,744,100	290,315
D&L Industries, Inc.	1,162,500	149,514
First Gen Corp.	319,822	188,419
Globe Telecom, Inc.	12,129	507,815
International Container Terminal Services, Inc.	133,500	316,602
JG Summit Holdings, Inc.	567,938	753,284
Jollibee Foods Corp.	220,826	774,470
Manila Electric Co.	49,700	307,839
Manila Water Co.	415,800	120,141
Megaworld Corp.(2)	4,024,400	251,766
Metropolitan Bank & Trust Co.	303,732	255,302
Nickel Asia Corp.	1,816,240	141,120
Petron Corp.	3,315,400	210,225
PLDT, Inc.	37,540	1,023,916
Puregold Price Club, Inc.	337,403	287,557
San Miguel Corp.	116,950	246,241
Semirara Mining & Power Corp.	681,020	148,945
SM Investments Corp.	80,311	1,574,986
SM Prime Holdings, Inc.	1,624,629	1,131,211
Universal Robina Corp.	375,105	1,066,804

		$12,983,979

Poland — 2.1%
AmRest Holdings SE(2)	39,708	$138,303
Asseco Poland S.A.	69,582	1,127,732

Security	Shares	Value
Bank Polska Kasa Opieki S.A.(2)	32,087	$343,383
Budimex S.A.	14,320	846,959
Cyfrowy Polsat S.A.	81,987	511,754
Enea S.A.(2)	80,414	91,967
Eurocash S.A.(1)(2)	317,200	931,886
Grupa Azoty S.A.(2)	25,745	133,572
Grupa Lotos S.A.	32,698	230,608
KGHM Polska Miedz S.A.(2)	34,944	1,045,597
LPP S.A.(2)	815	1,080,965
mBank S.A.(2)	1,863	54,482
Neuca S.A.	662	87,804
Orange Polska S.A.(2)	684,820	1,052,678
PGE S.A.(2)	274,322	312,985
Polski Koncern Naftowy ORLEN S.A.	107,989	1,040,815
Polskie Gornictwo Naftowe i Gazownictwo S.A.	603,228	636,133
Powszechna Kasa Oszczednosci Bank Polski S.A.(2)	119,734	574,388
Powszechny Zaklad Ubezpieczen S.A.(2)	79,160	432,656
Santander Bank Polska S.A.(2)	7,362	229,166
Tauron Polska Energia S.A.(2)	318,408	139,943

		$11,043,776

Qatar — 1.2%
Aamal Co. QSC	465,350	$100,677
Al Meera Consumer Goods Co.	36,720	199,212
Barwa Real Estate Co.	438,180	396,399
Commercial Bank PSQC (The)	112,207	129,888
Gulf International Services QSC(2)	443,811	185,428
Industries Qatar	443,104	1,080,020
Masraf Al Rayan QSC	228,674	266,191
Medicare Group	95,760	223,230
Ooredoo QPSC	210,500	377,321
Qatar Electricity & Water Co. QSC	64,821	293,058
Qatar Gas Transport Co., Ltd.	922,290	671,400
Qatar Insurance Co.	181,944	113,018
Qatar International Islamic Bank	62,147	139,422
Qatar Islamic Bank	73,737	324,359
Qatar National Bank QPSC	256,589	1,230,465
United Development Co. QSC	396,214	158,824
Vodafone Qatar QSC	739,393	259,367

		$6,148,279

Romania — 0.7%
Banca Transilvania S.A.	1,478,633	$670,198
BRD-Groupe Societe Generale S.A.(2)	71,221	194,256
NEPI Rockcastle PLC	136,380	483,633
OMV Petrom S.A.	12,809,882	962,133
Societatea Energetica Electrica S.A.	147,405	391,985
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	87,362	539,555
Transelectrica S.A.	29,385	168,910
Transgaz S.A. Medias	2,688	183,592

		$3,594,262

Security	Shares	Value
Russia — 4.6%
Aeroflot PJSC(2)	154,640	$111,550
Alrosa PJSC	275,900	248,014
Detsky Mir PJSC(3)	223,540	307,908
Evraz PLC	116,331	541,717
Federal Grid Co. Unified Energy System PJSC	153,745,440	363,764
Gazprom PJSC ADR	319,540	1,224,176
Globaltrans Investment PLC GDR(5)	56,001	316,770
Inter RAO UES PJSC	22,582,070	1,457,729
LSR Group PJSC GDR(5)	82,952	182,910
Lukoil PJSC ADR	26,249	1,342,981
Magnit PJSC	42,158	2,507,826
Magnitogorsk Iron & Steel Works PJSC	377,300	178,299
Mail.Ru Group, Ltd. GDR(2)(5)	15,136	396,413
MMC Norilsk Nickel PJSC ADR(6)	68,880	1,641,713
MMC Norilsk Nickel PJSC ADR(6)	8,578	203,728
Mobile TeleSystems PJSC	130,217	509,544
Moscow Exchange MICEX-RTS PJSC	84,490	143,113
Novatek PJSC GDR(5)	7,096	855,587
Novolipetsk Steel PJSC GDR(5)	21,326	495,370
OGK-2 PJSC	12,211,000	105,016
PhosAgro PJSC GDR(5)	22,492	259,163
PIK Group PJSC	20,850	149,781
Polymetal International PLC	28,470	605,116
QIWI PLC ADR	22,466	327,779
Rosneft Oil Co. PJSC GDR(5)(6)	92,461	403,586
Rosneft Oil Co. PJSC GDR(5)(6)	3,905	17,065
Rosseti PJSC	8,311,000	151,605
Rostelecom PJSC	178,067	207,179
RusHydro PJSC	78,640,080	715,741
Sberbank of Russia PJSC	322,298	818,273
Severstal PAO GDR(5)	33,359	456,000
Sistema PJSFC	807,378	256,244
Surgutneftegas PJSC ADR	85,751	352,210
Surgutneftegas PJSC, PFC Shares	977,400	448,442
Tatneft PJSC ADR	20,674	642,511
Transneft PJSC, PFC Shares	202	337,294
Unipro PJSC	3,687,000	120,670
VEON, Ltd. ADR	112,584	140,730
VTB Bank PJSC	267,370,000	110,369
X5 Retail Group NV GDR(5)(6)	33,518	1,178,143
X5 Retail Group NV GDR(5)(6)	8,586	301,712
Yandex NV, Class A(1)(2)	45,300	2,607,921

		$23,741,662

Saudi Arabia — 4.8%
Abdullah Al Othaim Markets Co.	11,103	$385,935
Advanced Petrochemical Co.	9,504	146,549
Al Hammadi Co. for Development and Investment(2)	31,678	238,654
Al Rajhi Bank	43,453	762,490
Alandalus Property Co.	41,044	215,365
Aldrees Petroleum and Transport Services Co.	14,888	251,972
Alinma Bank(2)	41,348	168,060
Almarai Co. JSC	66,532	915,918

Security	Shares	Value
Arabian Centres Co., Ltd.	48,197	$311,278
Arriyadh Development Co.	72,620	325,116
Astra Industrial Group(2)	26,471	154,741
Bank AlBilad	27,259	168,780
Banque Saudi Fransi	17,591	138,994
Dallah Healthcare Co.	11,134	130,662
Dar Al Arkan Real Estate Development Co.(2)	293,087	622,876
Dr Sulaiman Al Habib Medical Services Group Co.	43,918	1,105,228
Dur Hospitality Co.	17,800	121,954
Emaar Economic City(2)	217,285	515,223
Etihad Etisalat Co.(2)	51,337	382,013
Fawaz Abdulaziz Al Hokair & Co.(2)	30,477	151,591
Herfy Food Services Co.	12,001	154,587
Jadwa REIT Saudi Fund	21,152	73,158
Jarir Marketing Co.	30,570	1,407,959
Leejam Sports Co. JSC	8,600	141,863
Maharah Human Resources Co.	13,279	276,255
Middle East Healthcare Co.(2)	22,602	202,517
Mobile Telecommunications Co. Saudi Arabia(2)	72,989	239,476
Mouwasat Medical Services Co.	29,269	998,613
National Agriculture Development Co. (The)(2)	22,099	166,578
National Commercial Bank	47,545	493,643
National Gas & Industrialization Co.	12,747	98,877
National Medical Care Co.	8,200	113,943
Rabigh Refining & Petrochemical Co.(2)	67,099	218,031
Riyad Bank	33,722	161,643
Sahara International Petrochemical Co.	34,099	132,470
Samba Financial Group	24,713	181,548
Saudi Airlines Catering Co.	20,273	420,141
Saudi Arabian Fertilizer Co.	11,770	236,430
Saudi Arabian Mining Co.(2)	31,095	310,136
Saudi Arabian Oil Co.(3)	341,117	3,060,367
Saudi Basic Industries Corp.	47,981	1,150,817
Saudi British Bank (The)	26,256	166,206
Saudi Ceramic Co.(2)	21,140	218,437
Saudi Chemical Co. Holding(2)	23,815	196,773
Saudi Electricity Co.	300,173	1,514,318
Saudi Ground Services Co.(2)	51,767	386,233
Saudi Industrial Investment Group	24,764	133,891
Saudi Industrial Services Co.	17,935	135,731
Saudi Kayan Petrochemical Co.(2)	59,809	151,267
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,138	166,869
Saudi Public Transport Co.(2)	35,200	140,585
Saudi Telecom Co.	76,994	2,045,423
Saudia Dairy & Foodstuff Co.	2,288	103,496
Savola Group (The)	62,022	757,233
Seera Group Holding(2)	79,590	354,249
United Electronics Co.	11,542	235,100
United International Transportation Co.	15,846	143,156
Yanbu National Petrochemical Co.	18,600	284,765

		$24,586,183

Security	Shares	Value
Slovenia — 0.6%
Cinkarna Celje DD	768	$134,204
KRKA DD	17,069	1,530,782
Luka Koper	7,310	146,982
Petrol	1,571	551,861
Pozavarovalnica Sava DD(2)	9,475	180,947
Telekom Slovenije DD	2,724	135,029
Zavarovalnica Triglav DD(2)	6,306	198,837

		$2,878,642

South Africa — 4.6%
African Rainbow Minerals, Ltd.	9,775	$137,492
Anglo American Platinum, Ltd.	3,644	241,287
AngloGold Ashanti, Ltd.	23,304	537,051
Aspen Pharmacare Holdings, Ltd.(2)	149,853	975,846
AVI, Ltd.	52,938	239,766
Barloworld, Ltd.	139,543	490,278
Bid Corp., Ltd.	55,837	768,754
Bidvest Group, Ltd. (The)	98,842	812,776
Capitec Bank Holdings, Ltd.(2)	2,132	149,836
Clicks Group, Ltd.	36,700	530,807
DataTec, Ltd.(2)	160,600	217,793
Discovery, Ltd.	21,090	139,424
Equites Property Fund, Ltd.	104,000	99,602
Exxaro Resources, Ltd.	118,010	796,107
FirstRand, Ltd.	332,435	771,690
Fortress REIT, Ltd., Class A	395,418	305,109
Fortress REIT, Ltd., Class B	568,000	60,326
Foschini Group, Ltd. (The)	27,608	147,018
Gold Fields, Ltd.	51,097	552,623
Growthpoint Properties, Ltd.	1,440,000	942,059
Harmony Gold Mining Co., Ltd.(2)	39,953	198,974
Hyprop Investments, Ltd.(1)	165,000	204,275
Impala Platinum Holdings, Ltd.	43,462	386,826
Imperial Logistics, Ltd.(1)	60,958	129,269
Kumba Iron Ore, Ltd.	4,760	141,321
Life Healthcare Group Holdings, Ltd.	258,186	258,154
Mediclinic International PLC	253,849	920,443
Mr Price Group, Ltd.	23,221	175,666
MTN Group, Ltd.(1)	422,500	1,508,541
MultiChoice Group, Ltd.	44,057	363,333
Murray & Roberts Holdings, Ltd.(2)	395,079	197,643
Naspers, Ltd., Class N	19,407	3,788,779
Netcare, Ltd.	662,637	524,448
Northam Platinum, Ltd.(2)	22,902	220,041
Pick’n Pay Stores, Ltd.	68,562	215,919
Redefine Properties, Ltd.	3,620,400	444,939
Resilient REIT, Ltd.	80,000	151,419
Reunert, Ltd.	202,712	418,076
Sanlam, Ltd.	28,912	84,334
Sasol, Ltd.(2)	40,784	212,983
Shoprite Holdings, Ltd.	77,515	614,134
Sibanye Stillwater, Ltd.	109,812	323,805
SPAR Group, Ltd. (The)	35,131	372,427

Security	Shares	Value
Standard Bank Group, Ltd.	16,101	$105,283
Telkom S.A. SOC, Ltd.	188,450	296,529
Tiger Brands, Ltd.(1)	30,240	375,099
Truworths International, Ltd.(1)	58,994	113,801
Vodacom Group, Ltd.	170,100	1,281,869
Vukile Property Fund, Ltd.	190,000	56,475
Wilson Bayly Holmes-Ovcon, Ltd.	69,384	361,975
Woolworths Holdings, Ltd.(1)	131,824	283,139

		$23,645,563

South Korea — 4.8%
Alteogen, Inc.(2)	1,632	$230,156
AMOREPACIFIC Corp.	1,675	235,313
AMOREPACIFIC Group	3,776	146,062
Bukwang Pharmaceutical Co., Ltd.	7,137	147,050
Celltrion Healthcare Co., Ltd.(2)	5,535	415,222
Celltrion Pharm, Inc.(2)	1,941	187,756
Celltrion, Inc.(2)	5,370	1,146,622
Cheil Worldwide, Inc.	6,871	127,158
CJ CheilJedang Corp.	423	135,282
CJ ENM Co., Ltd.	1,346	157,265
CJ Logistics Corp.(2)	1,141	161,036
Coway Co., Ltd.	2,548	156,020
Daelim Industrial Co., Ltd.	1,731	119,638
Daewoo Industrial Development Co., Ltd.(2)	3,657	6,430
E-MART, Inc.	1,232	155,106
Genexine Inc.(2)	975	97,530
GS Engineering & Construction Corp.	4,785	113,535
GS Holdings Corp.	7,348	214,770
Hana Financial Group, Inc.	4,716	127,391
Hanjin Kal Corp.	2,015	132,647
Hankook Tire and Technology Co., Ltd.	3,779	105,866
Hanmi Pharm Co., Ltd.	2,350	546,732
Hanwha Solutions Corp.	3,548	137,917
Helixmith Co., Ltd.(2)	4,960	81,279
Hugel, Inc.(2)	1,353	251,990
Hyundai Department Store Co., Ltd.	2,715	142,594
Hyundai Engineering & Construction Co., Ltd.	7,842	213,782
Hyundai Glovis Co., Ltd.	1,858	276,128
Hyundai Heavy Industries Holdings Co., Ltd.	867	164,992
Hyundai Mobis Co., Ltd.	2,400	480,872
Hyundai Motor Co.	6,029	882,501
Hyundai Steel Co.	6,949	178,649
Kakao Corp.	1,323	385,775
Kangwon Land, Inc.	5,706	106,470
KB Financial Group, Inc.	3,231	115,572
Kia Motors Corp.	8,641	387,541
Korea Electric Power Corp.(2)	4,640	81,847
Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	1,749	121,958
Korea Zinc Co., Ltd.	591	199,880
KT&G Corp.	5,452	389,295
Kumho Petrochemical Co., Ltd.	1,443	170,690
LG Chem, Ltd.	1,379	751,943
LG Corp.	6,500	389,214

Security	Shares	Value
LG Electronics, Inc.	4,019	$298,770
LG Household & Health Care, Ltd.	353	468,035
LG Uplus Corp.	7,151	70,005
Lotte Chemical Corp.	814	168,347
Lotte Corp.	5,796	146,100
LOTTE Fine Chemical Co., Ltd.	3,858	165,710
MedPacto, Inc.(2)	1,418	134,648
Medytox, Inc.	1,908	312,044
Mezzion Pharma Co., Ltd.(2)	1,299	204,731
Naver Corp.	3,555	909,621
NCsoft Corp.	495	340,106
NHN Corp.(2)	1,349	83,017
Nong Shim Co., Ltd.	592	150,674
Orion Corp. of Republic of Korea	1,268	121,498
POSCO	2,031	374,931
S-Oil Corp.	4,851	234,269
S1 Corp.	1,533	110,176
Samsung Biologics Co., Ltd.(2)(3)	1,056	638,138
Samsung C&T Corp.	4,197	411,120
Samsung Electro-Mechanics Co., Ltd.	2,243	266,599
Samsung Electronics Co., Ltd.	94,782	4,764,275
Samsung Heavy Industries Co., Ltd.(2)	36,850	165,640
Samsung SDI Co., Ltd.	1,481	583,420
Samsung SDS Co., Ltd.	1,370	204,436
Seegene, Inc.	1,630	373,287
Shinhan Financial Group Co., Ltd.	7,969	216,217
Shinsegae, Inc.	727	134,094
SK Holdings Co., Ltd.	1,250	203,560
SK Hynix, Inc.	11,311	802,435
SK Innovation Co., Ltd.	5,290	591,281
SK Telecom Co., Ltd.	1,060	201,006
Yuhan Corp.	3,678	193,555
Zyle Motor Sales Corp.(2)	5,113	5,407

		$24,822,628

Sri Lanka — 0.6%
Ceylon Tobacco Co. PLC	38,480	$199,080
Chevron Lubricants Lanka PLC	343,215	163,787
Commercial Bank of Ceylon PLC	813,319	329,256
Dialog Axiata PLC	3,922,319	231,290
Hatton National Bank PLC	218,856	135,369
Hemas Holdings PLC(2)	285,028	107,145
John Keells Holdings PLC	1,777,487	1,271,427
Lanka IOC PLC(2)	537,378	65,479
Melstacorp PLC	1,885,908	332,662
National Development Bank PLC	184,215	73,967
Sampath Bank PLC	170,952	113,222
Teejay Lanka PLC	836,829	133,919

		$3,156,603

Taiwan — 5.2%
AcBel Polytech, Inc.	287,000	$262,387
Accton Technology Corp.	20,000	145,306
Acer, Inc.	263,519	220,229

Security	Shares	Value
Advantech Co., Ltd.	18,697	$189,286
AirTAC International Group	21,178	570,130
ASE Technology Holding Co., Ltd.	141,561	317,743
Asustek Computer, Inc.	18,325	155,691
AU Optronics Corp.(2)	578,837	233,783
Catcher Technology Co., Ltd.	20,183	127,587
Cathay Financial Holding Co., Ltd.	96,916	130,229
Center Laboratories, Inc.	267,079	592,672
Cheng Shin Rubber Industry Co., Ltd.	257,672	325,470
China Motor Corp.(2)	112,926	175,491
China Steel Corp.	497,734	353,571
Chong Hong Construction Co., Ltd.	24,258	67,566
Chunghwa Telecom Co., Ltd.	391,746	1,469,710
Compal Electronics, Inc.	260,345	169,614
CTBC Financial Holding Co., Ltd.	171,275	108,162
Delta Electronics, Inc.	41,151	273,795
E.Sun Financial Holding Co., Ltd.	133,890	113,835
Eclat Textile Co., Ltd.	18,159	241,626
EVA Airways Corp.	463,861	175,302
Evergreen International Storage & Transport Corp.	533,000	269,533
Evergreen Marine Corp.(2)	329,441	217,964
Far Eastern Department Stores, Ltd.	212,990	175,910
Far Eastern New Century Corp.	386,695	349,112
Far EasTone Telecommunications Co., Ltd.	139,084	291,894
Feng Hsin Steel Co., Ltd.	71,260	142,138
First Financial Holding Co., Ltd.	158,120	110,948
Formosa Chemicals & Fibre Corp.	135,014	325,181
Formosa Petrochemical Corp.	195,320	537,702
Formosa Plastics Corp.	171,183	473,864
Formosa Taffeta Co., Ltd.	182,149	199,462
Fubon Financial Holding Co., Ltd.	77,596	110,540
Giant Manufacturing Co., Ltd.	36,208	357,694
Great Wall Enterprise Co., Ltd.	151,102	237,811
Highwealth Construction Corp.	82,344	119,601
Hiwin Technologies Corp.	25,320	220,926
Hon Hai Precision Industry Co., Ltd.	189,443	513,794
Hota Industrial Manufacturing Co., Ltd.	58,360	179,581
Hotai Motor Co., Ltd.	22,000	463,681
Inventec Corp.	178,966	141,648
Kenda Rubber Industrial Co., Ltd.	247,902	272,349
Largan Precision Co., Ltd.	2,795	296,826
MediaTek, Inc.	24,462	581,468
Mega Financial Holding Co., Ltd.	128,303	123,633
Merida Industry Co., Ltd.	17,657	172,147
Nan Kang Rubber Tire Co., Ltd.	95,253	138,269
Nan Ya Plastics Corp.	285,214	585,869
Novatek Microelectronics Corp., Ltd.	23,000	214,938
Pegatron Corp.	92,028	198,323
PharmaEssentia Corp.(2)	45,064	126,266
Pou Chen Corp.	151,819	134,145
Powertech Technology, Inc.	59,865	177,131
President Chain Store Corp.	57,664	520,466
Quanta Computer, Inc.	42,508	107,259
Radium Life Tech Co., Ltd.	276,090	101,988

Security	Shares	Value
Realtek Semiconductor Corp.	23,002	$286,546
Ruentex Development Co., Ltd.	56,790	78,531
Sanyang Motor Co., Ltd.	224,866	177,309
St. Shine Optical Co., Ltd.	22,000	199,380
Tainan Spinning Co., Ltd.	224,822	96,787
Taishin Financial Holding Co., Ltd.	5,302	2,338
Taiwan Cement Corp.	258,441	366,773
Taiwan Cooperative Financial Holding Co., Ltd.	146,704	98,546
Taiwan Mobile Co., Ltd.	184,296	629,555
Taiwan Semiconductor Manufacturing Co., Ltd.	286,369	4,332,669
Tatung Co., Ltd.(2)	225,785	166,822
Teco Electric & Machinery Co., Ltd.	120,000	125,503
Tong Yang Industry Co., Ltd.	105,608	139,337
TTY Biopharm Co., Ltd.	236,096	630,355
Tung Ho Steel Enterprise Corp.	118,060	124,835
Uni-President Enterprises Corp.	469,831	1,007,112
United Microelectronics Corp.	383,090	411,726
Walsin Lihwa Corp.	462,000	287,086
Wan Hai Lines, Ltd.	386,962	354,932
Wei Chuan Foods Corp.	374,000	261,848
Win Semiconductors Corp.	16,000	174,549
Xxentria Technology Materials Corp.	143,700	286,965
Yageo Corp.	13,000	161,951
Yang Ming Marine Transport(2)	714,621	287,657
Yieh Phui Enterprise Co., Ltd.(2)	518,046	184,151
Yuanta Financial Holding Co., Ltd.	170,081	105,744

		$26,588,253

Thailand — 4.9%
Advanced Info Service PCL(7)	188,700	$1,043,773
Airports of Thailand PCL(7)	749,200	1,242,204
Asset World Corp. PCL(7)	2,001,200	187,236
Bangkok Bank PCL(7)	68,500	212,194
Bangkok Chain Hospital PCL(7)	1,189,300	526,585
Bangkok Dusit Medical Services PCL(7)	3,109,100	1,744,498
Bangkok Expressway & Metro PCL(7)	1,397,700	367,247
Bangkok Land PCL(7)	4,163,800	129,586
Banpu PCL(7)	746,800	156,938
Berli Jucker PCL(7)	86,000	79,219
BTS Group Holdings PCL(7)	1,336,400	381,310
Bumrungrad Hospital PCL(7)	308,700	900,640
Carabao Group PCL(7)	102,600	360,110
Central Pattana PCL(7)	336,800	415,376
Central Plaza Hotel PCL(2)(7)	268,400	169,417
Central Retail Corp. PCL(2)(7)	729,066	623,152
CH. Karnchang PCL(2)(7)	187,120	89,359
Charoen Pokphand Foods PCL(7)	412,400	333,826
Chularat Hospital PCL(7)	3,228,500	261,035
CP ALL PCL(2)(7)	390,200	671,730
Delta Electronics (Thailand) PCL(7)	338,700	1,943,429
Electricity Generating PCL(7)	35,200	187,315
Energy Absolute PCL(7)	204,600	249,419
Global Power Synergy PCL(7)	92,100	152,874
Gulf Energy Development PCL(7)	535,900	489,921

Security	Shares	Value
Hana Microelectronics PCL(7)	447,900	$646,148
Home Product Center PCL(7)	945,455	422,840
Indorama Ventures PCL(7)	521,500	369,254
IRPC PCL(7)	3,112,300	201,521
Jasmine International PCL(7)	2,514,300	208,069
Jay Mart PCL(7)	333,000	167,337
Kasikornbank PCL(7)	115,100	281,030
KCE Electronics PCL(7)	562,600	702,901
Land & Houses PCL(7)	1,598,500	327,811
Mega Lifesciences PCL(7)	324,800	360,895
Minor International PCL(2)(7)	838,344	448,541
Pruksa Holding PCL(7)	518,200	162,817
PTG Energy PCL(7)	277,800	169,349
PTT Exploration & Production PCL(7)	322,498	814,882
PTT Global Chemical PCL(7)	427,800	548,180
PTT PCL(7)	1,902,700	1,890,898
Quality House PCL(7)	3,480,946	232,107
Ratch Group PCL(7)	86,900	129,652
Samart Corp. PCL(7)	867,800	135,772
Siam Cement PCL(7)	75,000	812,676
Siam City Cement PCL(7)	39,783	151,181
Siam Commercial Bank PCL(7)	170,600	355,211
Siam Global House PCL(7)	581,522	296,281
Sino-Thai Engineering & Construction PCL(7)	452,157	146,335
Sri Trang Agro-Industry PCL(2)(7)	201,600	231,241
Thai Beverage PCL(7)	772,600	328,562
Thai Oil PCL(7)	196,500	215,814
Tipco Asphalt PCL(7)	305,500	148,839
Total Access Communication PCL(7)	284,400	279,674
True Corp. PCL(7)	2,633,690	229,316
TTW PCL(7)	692,700	257,769
VGI PCL(7)	729,400	140,173
WHA Corp. PCL(7)	4,151,400	316,559

		$25,048,028

Tunisia — 0.6%
Attijari Bank(2)	15,593	$143,933
Banque de Tunisie(2)	151,839	355,604
Banque Internationale Arabe de Tunisie(2)	6,331	212,182
Banque Nationale Agricole(2)	65,193	203,832
Carthage Cement(2)	597,550	313,482
Euro Cycles S.A.	20,636	176,276
Poulina Group	121,415	454,615
Societe d’Articles Hygieniques S.A.	54,642	231,763
Societe Frigorifique et Brasserie de Tunis S.A.	102,438	657,471
Telnet Holding	94,360	276,980
Union Internationale de Banques S.A.(2)	15,493	88,130

		$3,114,268

Turkey — 2.2%
AG Anadolu Grubu Holding AS(2)	48,884	$101,382
Akbank T.A.S.(2)	314,996	178,701
Aksa Akrilik Kimya Sanayii AS	115,402	111,499
Anadolu Efes Biracilik ve Malt Sanayii AS	70,980	164,911

Security	Shares	Value
Arcelik AS(2)	195,898	$629,995
Aselsan Elektronik Sanayi Ve Ticaret AS	123,586	246,846
Aygaz AS	214,571	270,811
Bera Holding AS(2)	122,748	131,864
BIM Birlesik Magazalar AS	105,632	835,176
EGE Endustri VE Ticaret AS	1,415	154,373
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,580,899	528,279
Enka Insaat ve Sanayi AS	370,070	319,613
Eregli Demir ve Celik Fabrikalari TAS	503,914	576,251
Ford Otomotiv Sanayi AS	57,544	744,473
Haci Omer Sabanci Holding AS	124,627	122,620
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	147,759	190,743
Is Gayrimenkul Yatirim Ortakligi AS(2)	628,180	142,566
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	485,627	179,614
KOC Holding AS	222,539	376,698
Koza Altin Isletmeleri AS(2)	11,612	102,605
Koza Anadolu Metal Madencilik Isletmeleri AS(2)	96,193	138,877
Logo Yazilim Sanayi Ve Ticaret AS(2)	16,770	186,132
Mavi Giyim Sanayi Ve Ticaret AS, Class B(2)(3)	34,665	156,256
Migros Ticaret AS(2)	29,279	130,591
MLP Saglik Hizmetleri AS(2)(3)	115,614	220,062
Petkim Petrokimya Holding AS(2)	278,080	135,824
Selcuk Ecza Deposu Ticaret ve Sanayi AS	167,309	182,460
TAV Havalimanlari Holding AS	49,964	82,271
Tofas Turk Otomobil Fabrikasi AS	122,865	393,424
Tupras-Turkiye Petrol Rafinerileri AS(2)	156,603	1,400,284
Turk Hava Yollari AO(2)	208,409	224,242
Turk Telekomunikasyon AS	271,014	207,435
Turkcell Iletisim Hizmetleri AS	642,100	1,111,856
Turkiye Garanti Bankasi AS(2)	201,498	159,085
Turkiye Is Bankasi AS, Class C(2)	182,514	111,548
Turkiye Sise ve Cam Fabrikalari AS	462,366	337,339
Turkiye Vakiflar Bankasi TAO, Class D(2)	89,979	40,934
Ulker Biskuvi Sanayi AS(2)	45,810	110,493
Vestel Elektronik Sanayi ve Ticaret AS(2)	64,326	127,377

		$11,565,510

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	308,553	$488,454
Agthia Group PJSC	124,446	143,550
Air Arabia PJSC	937,097	278,630
Al Waha Capital PJSC(2)	313,902	87,754
Aldar Properties PJSC	750,950	554,517
Dana Gas PJSC	1,146,811	210,901
Dubai Investments PJSC	551,381	169,265
Dubai Islamic Bank PJSC	185,711	210,146
DXB Entertainments PJSC(2)	2,622,754	81,492
Emaar Development PJSC(2)	214,000	131,552
Emaar Malls PJSC(2)	558,000	222,519
Emaar Properties PJSC(2)	683,817	490,029
Emirates Telecommunications Group Co. PJSC	423,319	1,939,472
First Abu Dhabi Bank PJSC	370,483	1,141,605
Network International Holdings PLC(2)(3)	54,200	155,522
RAK Properties PJSC	762,162	79,749

		$6,385,157

Security	Shares	Value
Vietnam — 1.2%
Bank for Foreign Trade of Vietnam JSC	71,355	$256,269
Bao Viet Holdings	101,530	221,922
FLC Faros Construction JSC(2)	2	0
Hoa Phat Group JSC	991,744	1,310,427
Hoang Anh Gia Lai International Agriculture JSC(2)	107,600	50,841
Kinh Bac City Development Share Holding Corp.	178,560	106,924
Masan Group Corp.(2)	131,180	475,240
No Va Land Investment Group Corp.(2)	68,640	183,634
PetroVietnam Drilling & Well Services JSC(2)	239,385	112,503
PetroVietnam Gas JSC	98,420	300,273
PetroVietnam Technical Services Corp.	247,200	139,006
Phu Nhuan Jewelry JSC	3	9
Saigon Beer Alcohol Beverage Corp.	24,110	191,713
Vietjet Aviation JSC(2)	176,566	771,337
Vietnam Dairy Products JSC	157,192	734,449
Vincom Retail JSC(2)	204,000	224,407
Vingroup JSC(2)	196,477	903,799
Vinhomes JSC(2)(3)	135,500	445,334

		$6,428,087

Total Common Stocks (identified cost $484,269,699)		$517,304,397

Rights(2) — 0.0%(8)

Security	Shares	Value
Banque Nationale Agricole, Exp. 4/15/49	50	$3
Societe Frigorifique et Brasserie de Tunis S.A., Exp. 7/20/50	3	1
Telnet Holding, Exp. 7/1/49	6	0

Total Rights (identified cost $0)		$4

Warrants(2) — 0.0%(8)

Security	Shares	Value
Minor International PCL, Exp. 7/31/23, Strike THB 21.60	17,007	$3,383

Total Warrants (identified cost $0)		$3,383

Short-Term Investments — 0.6%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(9)	3,291,599	$3,291,599

Total Short-Term Investments (identified cost $3,291,599)		$3,291,599

Total Investments — 100.9% (identified cost $487,561,298)		$520,599,383

Other Assets, Less Liabilities — (0.9)%		$(4,713,453)

Net Assets — 100.0%		$515,885,930

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at October 31, 2020. The aggregate market value of securities on loan at October 31, 2020 was $13,916,553 and the total market value of the collateral received by the Fund was $14,585,651, comprised of cash of $3,291,599 and U.S. government and/or agencies securities of $11,294,052.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $12,732,134 or 2.5% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities is $6,697,783 or 1.3% of the Fund’s net assets.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Amount is less than 0.05%.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.0%	$61,819,434
Materials	10.7	55,073,275
Industrials	10.4	53,679,864
Consumer Staples	10.2	52,828,151
Communication Services	9.9	51,311,213
Consumer Discretionary	9.7	49,818,213
Information Technology	9.5	49,231,490
Health Care	8.9	45,736,254
Energy	8.5	43,856,207
Real Estate	5.5	28,193,744
Utilities	5.0	25,759,939
Short-Term Investments	0.6	3,291,599

Total Investments	100.9%	$520,599,383

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$12,207,369	$249,670,060		$0	$261,877,429
Emerging Europe	3,974,375	69,341,554		0	73,315,929
Latin America	64,871,651	12,681,001		—	77,552,652
Middle East/Africa	3,886,894	97,220,977		3,450,516	104,558,387
Total Common Stocks	$84,940,289	$428,913,592	**	$3,450,516	$517,304,397
Rights	$3	$1		$—	$4
Warrants	3,383	—		—	3,383
Short-Term Investments	3,291,599	—		—	3,291,599
Total Investments	$88,235,274	$428,913,593		$3,450,516	$520,599,383

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.